UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                              Oppenheimer Money Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                  Principal               Value
                                                     Amount          See Note 1
--------------------------------------------------------------------------------
 Certificates of Deposit--8.7%
--------------------------------------------------------------------------------
 Domestic Certificates of Deposit--3.5%
 Bank of New York, 1.29%, 8/21/03                $7,500,000        $  7,500,210
--------------------------------------------------------------------------------
 National Bank of Commerce,
 Tennessee, 1.225%, 6/14/04 1                     3,500,000           3,499,647
                                                                   -------------
                                                                     10,999,857

--------------------------------------------------------------------------------
 Yankee Certificates of Deposit--5.2%
 Bank of Scotland, New York:
 1.18%, 9/30/03                                   3,000,000           3,000,000
 1.23%, 7/15/03                                   4,000,000           3,999,983
--------------------------------------------------------------------------------
 Credit Lyonnais North America, Inc.:
 1.255%, 7/17/03                                  5,000,000           4,997,211
 1.265%, 10/9/03                                  4,500,000           4,488,375
                                                                   -------------
                                                                     16,485,569
                                                                   -------------
 Total Certificates of Deposit
 (Cost $27,485,426)                                                  27,485,426

--------------------------------------------------------------------------------
 Direct Bank Obligations--12.5%
 AB SPINTAB:
 1.21%, 8/14/03                                   2,000,000           1,997,018
 1.25%, 7/25/03                                   5,000,000           4,995,833
--------------------------------------------------------------------------------
 Bank One NA, 1.17%, 11/6/03                      5,000,000           5,000,517
--------------------------------------------------------------------------------
 Danske Corp., Series A, 1.23%,
 8/13/03                                          2,500,000           2,496,327
--------------------------------------------------------------------------------
 Governor & Co. of the Bank of Ireland,
 1.15%, 11/17/03 2                                5,000,000           4,977,799
--------------------------------------------------------------------------------
 Nationwide Building Society, 1.22%,
 8/12/03                                          5,000,000           4,992,883
--------------------------------------------------------------------------------
 Nordea North America, Inc., 1.245%,
 7/16/03                                          5,000,000           4,997,406
--------------------------------------------------------------------------------
 Svenska Handelsbanken, Inc., Series S:
 1.25%, 7/28/03                                   5,000,000           4,995,238
 1.27%, 8/12/03                                   5,000,000           4,992,592
                                                                   -------------
 Total Direct Bank Obligations
 (Cost $39,445,613)                                                  39,445,613

--------------------------------------------------------------------------------
 Short-Term Notes--60.1%
--------------------------------------------------------------------------------
 Asset-Backed--23.0%
 Atlantic Asset Securitization Corp.,
 1.32%, 7/1/03 2                                  6,100,000           6,100,000
--------------------------------------------------------------------------------
 Crown Point Capital Co.:
 1%, 12/12/03 2                                   2,740,000           2,727,518
 1.28%, 7/10/03 2                                 5,000,000           4,998,400
--------------------------------------------------------------------------------
 Fairway Finance Corp.:
 1.28%, 8/1/03 2                                  3,500,000           3,496,142
 1.29%, 7/18/03 2                                 4,039,000           4,036,540
--------------------------------------------------------------------------------
 FCAR Owner Trust I:
 1.23%, 7/17/03                                   5,000,000           4,997,178
 1.25%, 8/22/03                                   5,000,000           4,990,972


                                                  Principal               Value
                                                     Amount          See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Continued
 GOVCO, Inc.:
 1.20%, 9/15/03 2                                $2,500,000        $  2,493,667
 1.26%, 7/18/03 2                                 5,000,000           4,997,025
--------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.27%, 7/11/03 2                                 5,000,000           4,998,236
 1.27%, 7/22/03 2                                 4,500,000           4,496,666
--------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1%, 9/30/03 2                                    5,000,000           4,987,614
 1.20%, 9/22/03 2                                 1,830,000           1,824,937
--------------------------------------------------------------------------------
 Perry Global Funding LLC, Series A:
 0.95%, 9/25/03 2                                 3,500,000           3,491,973
 1.23%, 8/27/03 2                                 4,000,000           3,992,210
--------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.115%, 8/29/03 2                                5,000,000           4,990,863
 1.24%, 9/19/03 2                                 5,000,000           4,986,222
                                                                   -------------
                                                                     72,606,163

--------------------------------------------------------------------------------
 Automobiles--1.6%
 BMW US Capital Corp., 1.22%, 8/19/03             5,000,000           4,991,697
--------------------------------------------------------------------------------
 Capital Markets--10.0%
 Banc of America Securities LLC,
 1.463%, 6/30/03 1                                5,000,000           5,000,000
--------------------------------------------------------------------------------
 Bear Stearns Cos., Inc., 1.23%,
 7/30/03                                          5,000,000           4,995,046
--------------------------------------------------------------------------------
 Citigroup Global Markets
 Holdings, Inc., 1.245%, 7/15/03                  4,000,000           3,998,063
--------------------------------------------------------------------------------
 Goldman Sachs Group LP:
 1.28%, 9/10/03 3                                 4,000,000           4,000,000
 1.28%, 10/31/03 3                                3,500,000           3,500,000
--------------------------------------------------------------------------------
 Morgan Stanley:
 1.25%, 7/29/03                                   5,000,000           4,995,139
 1.313%, 12/2/03 1                                5,000,000           5,000,000
                                                                   -------------
                                                                     31,488,248

--------------------------------------------------------------------------------
 Chemicals--2.8%
 BASF AG:
 1.23%, 8/7/03 2                                  4,000,000           3,994,943
 1.26%, 8/29/03 2                                 5,000,000           4,989,675
                                                                   -------------
                                                                      8,984,618

--------------------------------------------------------------------------------
 Commercial Finance--1.6%
 Private Export Funding Corp.,
 1.27%, 7/30/03 2                                 5,000,000           4,994,885
--------------------------------------------------------------------------------
 Food Products--1.6%
 Nestle Capital Corp.:
 1.04%, 10/28/03 2                                1,000,000             996,562
 1.14%, 9/2/03 2                                  4,000,000           3,992,020
                                                                   -------------
                                                                      4,988,582





3  |  OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                   Principal            Value
                                                      Amount       See Note 1
------------------------------------------------------------------------------
 Insurance--6.8%
 General Electric Capital Assurance
 Co., 1.37%, 12/1/03 1,3                          $5,000,000     $  5,000,000
------------------------------------------------------------------------------
 ING America Insurance Holdings,
 Inc., 1.23%, 8/1/03                               5,000,000        4,994,704
------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.,
 1.37%, 7/1/03 1                                   3,500,000        3,500,000
------------------------------------------------------------------------------
 Pacific Life Insurance Co.,
 1.34%, 7/1/03 1,3                                 4,000,000        4,000,000
------------------------------------------------------------------------------
 United of Omaha Life Insurance
 Co., 1.42%, 7/1/03 1,3                            4,000,000        4,000,000
                                                                 -------------
                                                                   21,494,704

------------------------------------------------------------------------------
 Leasing & Factoring--1.0%
 American Honda Finance Corp.,
 1.239%, 2/4/04 1,4                                3,000,000        3,000,000
------------------------------------------------------------------------------
 Pharmaceuticals--1.6%
 Aventis, 1.25%, 7/18/03 2                         5,000,000        4,997,049
------------------------------------------------------------------------------
 Special Purpose Financial--10.1%
 Cooperative Assn. of Tractor Dealers,
 Inc., Series A, 1.20%, 9/5/03                     5,000,000        4,989,000
------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers,
 Inc., Series B:
 1.27%, 8/26/03                                    2,000,000        1,996,049
 1.27%, 9/5/03                                     3,500,000        3,491,851
------------------------------------------------------------------------------
 CORSAIR Trust, Series 1-1005,
 1.339%, 9/17/03 1,4                               5,000,000        5,000,000
------------------------------------------------------------------------------
 LINKS Finance LLC, 1.23%, 8/6/03 2                5,000,000        4,993,850
------------------------------------------------------------------------------
 Parkland (USA) LLC, 1.034%,
 2/24/04 1,4                                       5,000,000        5,000,000
------------------------------------------------------------------------------
 RACERS, Series 2002-31-C,
 1.30%, 9/3/03 1,4                                 3,500,000        3,495,310
------------------------------------------------------------------------------
 RACERS, Series 2002-36-C,
 1.288%, 10/1/03 1,4                               3,000,000        2,995,770
                                                                 -------------
                                                                   31,961,830
                                                                 -------------
 Total Short-Term Notes (Cost $189,507,776)                       189,507,776


                                                   Principal            Value
                                                      Amount       See Note 1
------------------------------------------------------------------------------
 U.S. Government Agencies--19.9%
 Federal Home Loan Bank:
 1.07%, 7/14/04                                   $2,000,000     $  2,000,000
 1.18%, 10/20/03                                   5,299,000        5,279,720
 1.23%, 7/6/04                                     3,000,000        3,000,000
 5.125%, 9/15/03                                   5,000,000        5,040,740
------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.05%, 12/1/03                                    5,000,000        4,977,687
 1.08%, 12/12/03                                   5,000,000        4,975,400
 1.09%, 9/22/03                                    2,000,000        1,994,974
 1.165%, 10/9/03                                   6,000,000        5,980,667
------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.085%, 9/3/03                                    5,000,000        4,990,089
 1.14%, 11/26/03                                   5,000,000        4,976,567
------------------------------------------------------------------------------
 FNMA Master Credit Facility:
 0.95%, 1/2/04 5                                   5,000,000        4,975,590
 1.19%, 9/2/03                                     4,610,397        4,600,796
 1.24%, 7/1/03                                     5,000,000        5,000,000
 1.25%, 7/3/03                                     5,000,000        4,999,653
                                                                 -------------
 Total U.S. Government Agencies
 (Cost $62,791,883)                                                62,791,883

------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $319,230,698)                                   101.2%     319,230,698
------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                        (1.2)      (3,893,734)
                                                  ----------------------------
 Net Assets                                            100.0%    $315,336,964
                                                  ============================


Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $96,554,796, or 30.62% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,491,080 or 6.18% of the Fund's net assets as of June 30, 2003.
5. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.





4  |  OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $319,230,698)--see accompanying statement                                    $319,230,698
------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                           81,699
------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                          1,672,231
 Interest                                                                                                      223,780
 Other                                                                                                             241
                                                                                                          --------------
 Total assets                                                                                              321,208,649

------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased on a when-issued basis                                                                4,975,590
 Shares of beneficial interest redeemed                                                                        785,308
 Dividends                                                                                                      51,927
 Shareholder reports                                                                                            15,176
 Trustees' compensation                                                                                            855
 Transfer and shareholder servicing agent fees                                                                     847
 Other                                                                                                          41,982
                                                                                                          --------------
 Total liabilities                                                                                           5,871,685

------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                               $315,336,964
                                                                                                          ==============

------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                               $    315,309
------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                315,021,655
                                                                                                          --------------
 Net Assets--applicable to 315,309,194 shares of beneficial interest outstanding                          $315,336,964
                                                                                                          ==============

------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                        $1.00




 See accompanying Notes to Financial Statements.


5  |  OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------
 Investment Income
 Interest                                                     $ 2,390,932

--------------------------------------------------------------------------
 Expenses
 Management fees                                                  780,862
--------------------------------------------------------------------------
 Shareholder reports                                                7,104
--------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                      5,428
--------------------------------------------------------------------------
 Custodian fees and expenses                                        4,718
--------------------------------------------------------------------------
 Trustees' compensation                                             3,175
--------------------------------------------------------------------------
 Other                                                              9,794
                                                              ------------
 Total expenses                                                   811,081
 Less reduction to custodian expenses                              (2,143)
                                                              ------------
 Net expenses                                                     808,938

--------------------------------------------------------------------------
 Net Investment Income                                          1,581,994

--------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations          $1,581,994
                                                              ============



 See accompanying Notes to Financial Statements.


6  |  OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Six Months                   Year
                                                                                 Ended                  Ended
                                                                         June 30, 2003           December 31,
                                                                           (Unaudited)                   2002
--------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                    $  1,581,994           $  5,645,165
--------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                  --                  6,284
                                                                          ------------------------------------
 Net increase in net assets resulting from operations                        1,581,994              5,651,449

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income                                       (1,581,994)            (5,603,150)
--------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                               --                (42,015)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                                          (64,632,476)             9,734,246

--------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                 (64,632,476)             9,740,530
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                       379,969,440            370,228,910
                                                                          ------------------------------------
 End of period                                                            $315,336,964           $379,969,440
                                                                          ====================================



 See accompanying Notes to Financial Statements.


7  |  OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                                  Year
                                                      Ended                                                                 Ended
                                              June 30, 2003                                                          December 31,
                                                (Unaudited)          2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                 -- 1         .01           .04           .06           .05           .05
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    -- 1        (.01)         (.04)         (.06)         (.05)         (.05)
 Dividends from net realized gain                        --            -- 1          --            --            --            --
                                                     -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --          (.01)         (.04)         (.06)         (.05)         (.05)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                        0.45%         1.47%         3.85%         6.26%         4.96%         5.25%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $315,337      $379,969      $370,229      $215,771      $201,066      $151,799
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $349,575      $386,457      $288,106      $204,586      $166,727      $137,633
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 0.91%         1.46%         3.59%         5.98%         4.87%         5.12%
 Expenses, gross                                       0.47%         0.47%         0.52%         0.51%         0.48%         0.50% 4
 Expenses, net                                         0.47% 5       0.47% 5       0.52% 5       0.51% 5       0.48% 5       0.50%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


8  |  OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund currently offers Non-Service shares only. The class is sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $4,975,590.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



9  |  OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended June 30, 2003             Year Ended December 31, 2002
                                           Shares             Amount                 Shares            Amount
---------------------------------------------------------------------------------------------------------------
 Sold                                 187,956,359      $ 187,956,359          1,008,410,332   $ 1,008,410,332
 Dividends and/or distributions
 reinvested                             1,581,994          1,581,994              5,645,165         5,645,165
 Redeemed                            (254,170,829)      (254,170,829)        (1,004,321,251)   (1,004,321,251)
                                    ---------------------------------------------------------------------------
 Net increase (decrease)              (64,632,476)     $ (64,632,476)             9,734,246   $     9,734,246
                                    ===========================================================================


--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $20,500,000, which represents 6.50% of the Fund's net assets.

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.



10  |  OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


11  |  OPPENHEIMER MONEY FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.





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ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)